INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2017
Investment Securities Details [Abstract]
INVESTMENT SECURITIES
NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2016
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	726	113	-	839
Debt securities issued by other governments and public sector entities	8.540	131	-	8.671
Foreign treasury bills	229	-	-	229
Debt securities issued by companies incorporated in Greece	65	-	-	65
Debt securities issued by companies incorporated outside Greece	46	-	(3)	43
Equity securities issued by companies incorporated in Greece	18	11	-	29
Equity securities issued by companies incorporated outside Greece	11	11	-	22
Mutual Fund units	15	3	-	18
Total available-for-sale securities	9.650	269	(3)	9.916

	2017
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in millions)
Greek government bonds	807	388	-	1.195
Debt securities issued by other governments and public sector entities	1.643	18	(28)	1.633
Foreign treasury bills	234	-	-	234
Debt securities issued by companies incorporated in Greece	175	4	-	179
Debt securities issued by companies incorporated outside Greece	25	-	(1)	24
Equity securities issued by companies incorporated in Greece	21	16	-	37
Equity securities issued by companies incorporated outside Greece	10	15	-	25
Mutual Fund units	4	1	-	5
Total available-for-sale securities	2.919	442	(29)	3.332

On April 14, 2016, the European Financial Stability Facility (“EFSF”) has allowed the Bank to sell the EFSF bonds received from the HFSF for the Bank’s recapitalization in June 2013, to the members of the Eurosystem in the context of the Public Sector Asset Purchase Programme established by ECB Governing Council Decision 2015/774 on a secondary markets public sector asset purchase programme (the “PSPP”) and strictly in accordance with the conditions applicable to the PSPP as amended by the ECB Governing Council decision of March 10, 2016, including but not limited to issue and issuer share limit applicable to EFSF. Following this decision by the EFSF on April 14, 2016 the Bank has decided to re-assess its intention to hold these bonds until maturity and concluded that these bonds do not meet the definition of Held to Maturity as the intention changed within 2016. The Bank, from April 14, 2016 until December 31, 2016, sold to members of the Eurosystem EFSF bonds of nominal amount EUR 3,249 million, and realized a total gain of EUR 65 million recorded in Net realized gains/(losses) on sales of available-for-sale securities. Further in January 2017, the Bank sold an additional amount of EUR 325 million realizing a gain of EUR 5 million. As a result the Group's held-to-maturity portfolio is tainted from April 14, 2016 onwards, and any held-to-maturity investments have been reclassified to available-for-sale portfolio.

On 5 December 5, 2016, Eurogroup endorsed the implementation of the short-term debt relief measures beginning in early 2017. These measures include, among others, a prospective bond exchange of floating rate notes used for Greek banks’ recapitalization for fixed-rate notes with much longer maturities which has been approved with a view to stabilizing interest rates and smoothen the future debt repayments profile for the Hellenic RepublicGreek State. This exchange will be effected at the bonds’ carrying amount as per the Bank's statutory IFRS accounts. During 2017, the Bank participated in the Bond Exchange Program with nominal EUR 7.1 billion. The outstanding amount of notes eligible for this program is EUR 1.0 billion as at December 31, 2017. The process of Bond Exchange Program has been completed in January 2018 and all outstanding notes have been exchanged.

On 15 November 15, 2017, the Hellenic Republic (HR) announced an invitation to exchange the 20 Greek government bonds issued in 2012 within the context of PSI (“PSI GGB’sGreek government bonds”) maturing from 2023 to 2042, with 5 Greek government bonds, maturing on 2023, 2028, 2033, 2037 and 2042. The purpose of this exchange was to align the terms of the outstanding debt of the Hellenic Republic with market standards for sovereign issuers, provide the market with a limited number of benchmark securities which are expected to have significantly higher liquidity than the PSI Greek government bondsGGBs and hence normalize the benchmark yield curve for such securities. Each PSI Greek government bondGGB is exchanged with one or two securities with defined exchange ratio on the nominal value. The exchange offer was treated as a modification of the “PSI Greek government bondsGGB’s”.

As at December 31, 2016 and 2017 the Group did not hold any US Federal debt security.

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2016. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2016
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by companies incorporated outside Greece	10	-	13	(3)	23	(3)
Total available-for-sale securities	10	-	13	(3)	23	(3)

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2017. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2017
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in millions)
Available-for-sale securities in unrealized loss position
Debt securities issued by other governments and public sector entities	1.220	(28)	21	-	1.241	(28)
Debt securities issued by companies incorporated outside Greece	-	-	13	(1)	13	(1)
Total available-for-sale securities	1.220	(28)	34	(1)	1.254	(29)

The scheduled maturities of available-for-sale securities at December 31, 2016 and 2017 were as follows:
	2016		2017

	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in millions)
Due in one year or less	1.993	1.998	278	278
Due from one to five years	5.609	5.680	788	805
Due from five to ten years	1.720	1.783	163	174
Due after ten years	283	386	1.655	2.008
Total debt securities	9.605	9.847	2.884	3.265
Equity securities and mutual fund units	45	69	35	67
Total	9.650	9.916	2.919	3.332

Available for sale securities include securities that are pledged as collateral of EUR 9,340 million and EUR 2,809 million as at December 31, 2016 and 2017, respectively.

The following tables present the net gains / (losses) on available-for-sale securities and OTTI on available-for-sale securities for 2015, 2016 and 2017.
	2015	2016	2017
	(EUR in millions)
Gross realized gains on sales of available for sale securities
Greek government bonds	1	4	40
Debt securities issued by other governments and public sector entities	1	67	19
Corporate debt securities	6	-	4
Equity securities	1	27	8
Total gross realized gains on sales of available for sale securities	9	98	71
Gross realized losses on sales of available for sale securities
Greek government bonds	(12)	(3)	-
Debt securities issued by other governments and public sector entities	(3)	(2)	(1)
Corporate debt securities	(1)	(5)	-
Equity securities	(2)	-	-
Total gross realized losses on sales of available for sale securities	(18)	(10)	(1)
Net realized gains / (losses) on sales of available for sale securities	(9)	88	70

Other-Than-Temporary-Impairment
OTTI of Greek government bonds	(23)	-	-
Equity securities	(2)	(2)	-
Mutual fund units	(1)	-	-
Total Other-Than-Temporary-Impairment	(26)	(2)	-
Net gains / (losses) on available for sale securities	(35)	86	70

The gain from debt securities issued by other governments and public sector entities in 2017 includes EUR 16 million relating to EFSF and ESM bonds sold during 2017.

Other-Than-Temporary-Impairment assessment of available-for-sale securities

The OTTI of available-for-sale debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

Impairment of available for sale and held to maturity securities

During 2015, 2016 and 2017, the Group recognized OTTI charges for its available-for-sale and held-to-maturity securities of EUR 26 million, EUR 2 million and NIL respectively.